Borrowings (Tables)	3 Months Ended
Mar. 31, 2023
Borrowings.
Schedule of external debt classification

	March 31,	December 31,
	2023	2022
	$’000	$’000

Non‑current
Senior Notes	1,921,386	1,920,783
Bank borrowings	1,183,015	985,505
External debt	3,104,401	2,906,288
Current
Senior Notes	22,872	27,060
Bank borrowings	99,588	213,576
Letters of credit	229,122	197,478
External debt	351,582	438,114

Total borrowings	3,455,983	3,344,402

Schedule of debt by debt instrument

					March 31,	December 31,
	Currency	Maturity date	Interest rate		2023	2022
					$’000	$’000

Senior notes
IHS Holding Limited	US Dollar	2026	5.63%		505,053	497,861
IHS Holding Limited	US Dollar	2028	6.25%		505,844	497,979
IHS Netherlands Holdco B.V.	US Dollar	2027	8.00%		933,361	952,003

Bank borrowings
IHS Holding Term Loan	US Dollar	2025	3.75	% + CAS + 3M SOFR	369,199	368,630
IHS (Nigeria) Limited	Nigerian Naira	2023	12.50	-18.00%	—	57,448
INT Towers Ltd	Nigerian Naira	2024	2.50	% + 3M NIBOR	—	191,188
INT Towers Ltd	Nigerian Naira	2028	20.00%		306,691	—
IHS Côte d'Ivoire Ltd	CFA Franc	2024	5.00%		16,139	18,854
IHS Côte d'Ivoire Ltd	Euro	2024	3.00	% + 3M EURIBOR	12,093	14,217
IHS Zambia Ltd	US Dollar	2027	5.00	% + 3M LIBOR	95,090	94,596
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real	2029	3.65	% + CDI	67,503	68,591
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real	2028	3.05	% + CDI	81,444	82,928
I-Systems Soluções de Infraestrutura S.A.	Brazilian Real	2030	2.45	- 2.50% + CDI	79,419	38,542
IHS Kuwait Limited	Kuwait Dinar	2029	2.00	% + 3M KIBOR	66,394	66,251
IHS Towers South Africa Proprietary Limited	South African Rand	2029	2.75	% + 3M JIBAR	188,629	197,836

Letters of credit
IHS (Nigeria) Limited	US Dollar	2023	8.95	- 12.05%	89,981	66,047
INT Towers Ltd	US Dollar	2023	10.70	- 12.00%	136,998	128,063
ITNG Limited	US Dollar	2023	12.05%		1,015	987
Global Independent Connect Limited	US Dollar	2023	12.05%		75	1,330
Global Independent Connect Limited	Chinese Yuan	2023	8.97%		1,055	1,051

					3,455,983	3,344,402